Related party transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Outstanding balances for related party transactions [abstract]
Transactions with related parties	$ 0	$ 0
Receivables due from related parties	0	0
Payables to related parties	0	0
Loans from related parties	0	0
Amounts payable, related party transactions	$ 0	$ 0